Segment information (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of operating segments [abstract]
Disclosure segment information [text block]
in 000€	Materialise Software	Materialise Medical	Materialise Manufacturing	Total segments	Unallocated	Consolidated
For the year ended December 31, 2017
Revenues	35,770	42,841	63,712	142,323	250	142,573
Segment EBITDA	13,926	4,400	4,967	23,293	(9,797)	13,496
Segment EBITDA %	38.9%	10.3%	7.8%	16.4%		9.5%
For the year ended December 31, 2016
Revenues	30,122	37,910	46,406	114,438	39	114,477
Segment EBITDA	10,130	894	3,848	14,872	(6,391)	8,481
Segment EBITDA %	33.6%	2.4%	8.3%	13.0%		7.4%
For the year ended December 31, 2015
Revenues	25,798	34,856	41,381	102,035	−	102,035
Segment EBITDA	9,093	422	1,645	11,160	(8,239)	2,921
Segment EBITDA %	35.2%	1.2%	4.0%	10.9%		2.9%

Disclosure of segment EBITDA [text block]
	For the year ended 31 December,
in 000€	2017	2016	2015
Segment EBITDA	23,293	14,872	11,160
Depreciation, amortization and impairment	(12,631)	(8,374)	(6,810)
Corporate research and development	(2,017)	(1,673)	(2,955)
Corporate headquarter costs	(9,690)	(8,646)	(9,700)
Other operating income (expense)	1,910	3,928	4,416
Operating (loss) profit	865	107	(3,889)
Financial expenses	(4,728)	(2,437)	(2,470)
Financial income	3,210	2,039	3,511
Income taxes	(534)	(1,710)	389
Share in loss of joint venture	(469)	(1,018)	(401)
Net (loss) profit	(1,656)	(3,019)	(2,860)

Disclosure of geographical areas [text block]
	For the year ended 31 December,
in 000€	2017	2016	2015

United States of America (USA)	3,880	4,697	5,032
Americas other than USA	29	35	13
Europe (without Belgium)	82,746	23,984	22,436
Belgium	46,576	34,074	30,315
Asia-Pacific	744	898	943
Total	133,975	63,688	58,739